Schedule of Investments PIMCO Municipal Income Fund II	March 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 172.9% ¤
MUNICIPAL BONDS & NOTES 171.4%
ALABAMA 7.8%
Alabama Federal Aid Highway Financing Authority Revenue Bonds, Series 2016
5.000% due 09/01/2035 (d)	$7,000	$8,424
5.000% due 09/01/2036 (d)	7,000	8,404
Jefferson County, Alabama Sewer Revenue Bonds, Series 2013
6.500% due 10/01/2053	18,000	21,154
7.900% due 10/01/2050	18,500	18,807
Tuscaloosa County, Alabama Industrial Development Authority Revenue Bonds, Series 2019
4.500% due 05/01/2032	1,000	1,114
5.250% due 05/01/2044	2,000	2,277

		60,180

ARIZONA 9.9%
Arizona Industrial Development Authority Revenue Bonds, Series 2020 7.750% due 07/01/2050	2,500	2,715
Industrial Development Authority of the County, Arizona of Pima Revenue Bonds, Series 2020 5.000% due 07/01/2055	2,400	2,526
Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2019 4.000% due 01/01/2044	7,700	8,832
Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2019
4.000% due 07/01/2049	5,210	5,872
5.000% due 07/01/2044	2,605	3,198
Pinal County, Arizona Electric District No. 3, Revenue Bonds, Series 2011
5.250% due 07/01/2036	1,750	1,771
5.250% due 07/01/2041	3,700	3,746
Salt Verde Financial Corp., Arizona Revenue Bonds, Series 2007
5.000% due 12/01/2032	12,430	16,398
5.000% due 12/01/2037	22,400	31,129

		76,187

CALIFORNIA 6.7%
Bay Area Toll Authority, California Revenue Bonds, Series 2013 5.250% due 04/01/2048	5,000	5,509
Bay Area Toll Authority, California Revenue Bonds, Series 2014 5.000% due 10/01/2054	2,000	2,324
California Health Facilities Financing Authority Revenue Bonds, Series 2016
5.000% due 11/15/2046 (d)	12,500	14,952
California Health Facilities Financing Authority Revenue Bonds, Series 2020 4.000% due 04/01/2049	4,000	4,531
California Municipal Finance Authority Revenue Bonds, Series 2011 7.750% due 04/01/2031	2,020	2,020
California State General Obligation Bonds, Series 2019 5.000% due 04/01/2045	4,000	4,974
California Statewide Communities Development Authority Revenue Bonds, Series 2011 5.000% due 12/01/2041	1,000	1,032
California Statewide Communities Development Authority Revenue Notes, Series 2011 6.500% due 11/01/2021	110	114
Los Angeles Department of Airports, California Revenue Bonds, Series 2020 4.000% due 05/15/2048	4,500	5,202
M-S-R Energy Authority, California Revenue Bonds, Series 2009 6.500% due 11/01/2039	1,750	2,798
Morongo Band of Mission Indians, California Revenue Bonds, Series 2018 5.000% due 10/01/2042	1,250	1,432
Newport Beach, California Revenue Bonds, Series 2011 5.875% due 12/01/2030	3,000	3,113
San Marcos Unified School District, California General Obligation Bonds, Series 2011 5.000% due 08/01/2038	3,300	3,353

		51,354

COLORADO 3.9%
Board of Governors of Colorado State University System Revenue Bonds, Series 2017 4.000% due 03/01/2038 (d)	2,000	2,298
Colorado Health Facilities Authority Revenue Bonds, Series 2018 4.000% due 11/15/2048	2,555	2,884
Colorado Health Facilities Authority Revenue Bonds, Series 2019
4.000% due 11/15/2038 (d)	7,085	8,310
4.000% due 08/01/2044	4,000	4,441

Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	March 31, 2021 (Unaudited)

Colorado Springs, Colorado Utilities System Revenue Bonds, Series 2020 4.000% due 11/15/2050	5,200	6,137
Colorado State Building Excellent School Certificates of Participation Bonds, Series 2018 4.000% due 03/15/2043	3,250	3,702
Public Authority for Colorado Energy Revenue Bonds, Series 2008 6.500% due 11/15/2038	1,430	2,198

		29,970

CONNECTICUT 1.3%
Connecticut Special Tax Revenue State Special Tax Bonds, Series 2020 4.000% due 05/01/2036	3,500	4,080
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2011 5.000% due 07/01/2041	1,000	1,012
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2020 4.000% due 07/01/2045	4,450	5,025

		10,117

DISTRICT OF COLUMBIA 0.5%
Metropolitan Washington Airports Authority Dulles Toll Road, District of Columbia Revenue Bonds, Series 2019 4.000% due 10/01/2049	3,500	3,927

FLORIDA 4.7%
Central Florida Expressway Authority Revenue Bonds, Series 2018 5.000% due 07/01/2043	2,865	3,484
Florida Development Finance Corp. Revenue Bonds, Series 2019 7.375% due 01/01/2049	775	764
Florida Development Finance Corp. Revenue Notes, Series 2011 6.500% due 06/15/2021	100	101
Florida's Turnpike Enterprise Revenue Bonds, Series 2018 4.000% due 07/01/2048	7,000	8,009
Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2020 4.000% due 08/01/2055	3,700	4,115
Miami-Dade County, Florida Water & Sewer System Revenue Bonds, Series 2019 4.000% due 10/01/2048	5,000	5,732
Pasco County, Florida Water & Sewer Revenue Bonds, Series 2014 4.000% due 10/01/2044	2,500	2,768
Pompano Beach, Florida Revenue Bonds, Series 2020 4.000% due 09/01/2050	3,500	3,795
Putnam County Development Authority, Florida Revenue Bonds, Series 2018 5.000% due 03/15/2042	1,590	1,907
South Miami Health Facilities Authority, Florida Revenue Bonds, Series 2017 5.000% due 08/15/2042 (d)	3,000	3,577
St Johns County, Florida Industrial Development Authority Revenue Bonds, Series 2020 4.000% due 08/01/2055	1,600	1,705

		35,957

GEORGIA 5.3%
Atlanta Development Authority, Georgia Revenue Bonds, Series 2015 5.000% due 07/01/2044	3,895	4,343
Atlanta Development Authority, Georgia Revenue Bonds, Series 2017 6.750% due 01/01/2035	3,750	2,391
Fayette County, Georgia Hospital Authority Revenue Bonds, Series 2016 5.000% due 07/01/2046 (d)	7,000	8,086
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2019 5.000% due 05/15/2043	3,500	4,147
Municipal Electric Authority of Georgia Revenue Bonds, Series 2015 5.000% due 07/01/2060	19,680	22,002

		40,969

ILLINOIS 17.8%
Chicago Board of Education, Illinois General Obligation Bonds, Series 2012 5.000% due 12/01/2042	8,000	8,297
Chicago O'Hare International Airport, Illinois Revenue Bonds, (AGM Insured), Series 2020 4.000% due 01/01/2040	6,765	7,875
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2018 4.000% due 01/01/2044	4,500	5,029
Chicago Park District, Illinois General Obligation Bonds, Series 2020 4.000% due 01/01/2038	1,435	1,613
Chicago, Illinois General Obligation Bonds, Series 2007
5.500% due 01/01/2035	10,000	11,208
5.500% due 01/01/2042	1,250	1,388
Chicago, Illinois General Obligation Bonds, Series 2015
5.375% due 01/01/2029	14,100	15,939
5.500% due 01/01/2034	5,200	5,836
Chicago, Illinois Revenue Bonds, Series 2002 5.000% due 01/01/2029	2,000	2,336
Chicago, Illinois Special Assessment Bonds, Series 2003
6.625% due 12/01/2022	694	696
6.750% due 12/01/2032	5,179	5,189
Illinois Finance Authority Revenue Bonds, Series 2013 4.000% due 08/15/2042 (d)	6,000	6,178

Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	March 31, 2021 (Unaudited)

Illinois Finance Authority Revenue Bonds, Series 2017 5.000% due 02/15/2037 ^(b)	2,155	1,553
Illinois Finance Authority Revenue Bonds, Series 2019 5.000% due 11/01/2035	2,000	2,240
Illinois State General Obligation Bonds, Series 2017 5.000% due 11/01/2029	1,000	1,168
Illinois State General Obligation Bonds, Series 2018
4.625% due 05/01/2037	2,175	2,444
5.000% due 05/01/2041	1,500	1,726
Illinois State General Obligation Notes, Series 2017
5.000% due 11/01/2025	12,590	14,566
5.000% due 11/01/2027	6,140	7,319
Illinois State Toll Highway Authority Revenue Bonds, Series 2016 5.000% due 01/01/2041 (d)	12,500	14,902
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (AGM Insured), Series 2010 0.000% due 06/15/2045 (c)	10,000	4,798
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (AGM/CR/NPFGC Insured), Series 2002 0.000% due 12/15/2040 (c)	6,000	3,468
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2012 0.000% due 12/15/2051 (c)	5,000	1,720
Regional Transportation Authority, Illinois Revenue Bonds, Series 2018 5.000% due 06/01/2038 (d)	8,000	9,885

		137,373

INDIANA 0.5%
Indiana Finance Authority Revenue Bonds, Series 2019 7.000% due 03/01/2039	2,500	2,332
Indiana Health & Educational Facilities Financing Authority Revenue Bonds, Series 2006 4.000% due 11/15/2046	1,000	1,110
Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2011 7.500% due 09/01/2022	515	530

		3,972

IOWA 1.6%
Iowa Finance Authority Revenue Bonds, Series 2014
2.000% due 05/15/2056 ^	144	2
5.400% due 11/15/2046 ^	722	767
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005 5.600% due 06/01/2034	11,350	11,505

		12,274

KANSAS 0.8%
University of Kansas Hospital Authority Revenue Bonds, Series 2015 4.000% due 09/01/2040 (d)	5,500	5,993

		5,993

LOUISIANA 4.0%
East Baton Rouge Sewerage Commission, Louisiana Revenue Bonds, Series 2019 4.000% due 02/01/2045	7,000	8,147
Louisiana Gasoline & Fuels Tax State Revenue Bonds, Series 2017 4.000% due 05/01/2045 (d)	7,000	7,952
Louisiana Public Facilities Authority Revenue Bonds, Series 2011 6.500% due 05/15/2037	2,000	2,014
Louisiana Public Facilities Authority Revenue Bonds, Series 2017 5.000% due 05/15/2046	5,000	5,830
Louisiana Public Facilities Authority Revenue Bonds, Series 2020 4.000% due 04/01/2050	1,500	1,689
Parish of St James, Louisiana Revenue Bonds, Series 2010 6.350% due 10/01/2040	2,800	3,564
Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017 2.375% due 06/01/2037	1,900	1,980

		31,176

MAINE 0.7%
Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series 2013 5.000% due 07/01/2043	2,715	2,829
Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series 2020 4.000% due 07/01/2045	2,000	2,285

		5,114

MARYLAND 2.5%
Baltimore County, Maryland General Obligation Bonds, Series 2018 4.000% due 03/01/2045 (d)	8,000	9,159
Maryland Economic Development Corp. Revenue Bonds, Series 2020 5.000% due 07/01/2056	1,405	1,654
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2011 5.000% due 08/15/2041	2,380	2,421
Maryland Stadium Authority Revenue Bonds, Series 2016 5.000% due 05/01/2041	5,000	6,095

Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	March 31, 2021 (Unaudited)

		19,329

MASSACHUSETTS 5.8%
Massachusetts Bay Transportation Authority Revenue Bonds, Series 2020 5.000% due 07/01/2050	7,500	9,150
Massachusetts Development Finance Agency Revenue Bonds, Series 2010 7.625% due 10/15/2037 ^(b)	535	241
Massachusetts Development Finance Agency Revenue Bonds, Series 2016
4.000% due 10/01/2046 (d)	5,200	5,753
5.000% due 01/01/2047	2,500	2,853
Massachusetts Development Finance Agency Revenue Bonds, Series 2019 5.000% due 09/01/2059	6,000	7,201
Massachusetts School Building Authority Revenue Bonds, Series 2012 5.250% due 02/15/2048 (d)	7,500	9,209
University of Massachusetts Building Authority, Revenue Bonds, Series 2013 4.000% due 11/01/2043 (d)	10,000	10,611

		45,018

MICHIGAN 5.3%
Michigan Finance Authority Revenue Bonds, Series 2017
4.000% due 12/01/2040 (d)	7,000	7,942
5.000% due 12/01/2031 (d)	2,600	3,195
5.000% due 12/01/2046 (d)	5,100	6,046
Michigan Finance Authority Revenue Bonds, Series 2019
4.000% due 12/01/2048	4,000	4,544
4.000% due 02/15/2050	3,500	3,945
Michigan Finance Authority Revenue Bonds, Series 2020
0.000% due 06/01/2065 (c)	30,430	3,806
4.800% due 09/01/2040	185	192
5.000% due 09/01/2050	300	311
Michigan Finance Authority Revenue Notes, Series 2020 4.300% due 09/01/2030	120	124
Michigan State University Revenue Bonds, Series 2019 4.000% due 02/15/2044	5,000	5,810
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008 0.000% due 06/01/2058 (c)	25,000	1,240
Michigan Trunk Line State Revenue Bonds, Series 2020 4.000% due 11/15/2045	3,000	3,570

		40,725

MINNESOTA 0.6%
Rochester, Minnesota Revenue Bonds, Series 2018 4.000% due 11/15/2048	3,750	4,264

MISSISSIPPI 0.0%
Mississippi Development Bank Revenue Bonds, (AMBAC Insured), Series 1999 5.000% due 07/01/2024	40	40

MISSOURI 1.6%
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2019
4.000% due 02/15/2039	600	691
5.000% due 02/15/2035	500	626
Missouri State Health & Educational Facilities Authority Revenue Bonds, Series 2013 5.000% due 11/15/2044	10,000	10,914

		12,231

NEVADA 1.7%
Clark County, Nevada General Obligation Bonds, Series 2018 4.000% due 07/01/2044 (d)	9,500	10,699
Reno, Nevada Revenue Bonds, Series 2018 0.000% due 07/01/2058 (c)	24,000	2,489

		13,188

NEW JERSEY 9.2%
Federal Home Loan Mortgage Corp. Enhanced Receipt, New Jersey Revenue Bonds, Series 2019 3.870% due 11/15/2035 (e)	6,749	7,770
New Jersey Economic Development Authority Revenue Bonds, Series 2016 5.000% due 06/15/2041	5,000	5,780
New Jersey Economic Development Authority Special Assessment Bonds, Series 2002 5.750% due 10/01/2021	920	926
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2011 6.000% due 07/01/2037	1,500	1,521
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2013 5.500% due 07/01/2043	4,000	4,428
New Jersey Transportation Trust Fund Authority Revenue Bonds, (AGM Insured), Series 2006 0.000% due 12/15/2034 (c)	2,500	1,867
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2018 5.000% due 12/15/2036	1,500	1,818

Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	March 31, 2021 (Unaudited)

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2019
5.000% due 06/15/2044	3,500	4,165
5.250% due 06/15/2043	4,000	4,841
New Jersey Turnpike Authority Revenue Bonds, Series 2017 5.000% due 01/01/2037	6,000	7,274
New Jersey Turnpike Authority Revenue Bonds, Series 2019 5.000% due 01/01/2048	1,500	1,823
South Jersey Port Corp., New Jersey Revenue Bonds, Series 2017 5.000% due 01/01/2049	1,010	1,174
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2046	15,500	18,020
5.250% due 06/01/2046	8,200	9,805

		71,212

NEW YORK 20.8%
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011 5.250% due 02/15/2047	31,470	31,577
Metropolitan Transportation Authority, New York Revenue Bonds, (AGM Insured), Series 2019 4.000% due 11/15/2049	7,000	7,831
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2011 5.000% due 11/15/2036	3,880	3,997
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2017 4.000% due 11/15/2042	10,000	10,958
Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2014
2.000% due 01/01/2049 ^(b)	298	30
6.700% due 01/01/2049 ^(b)	825	454
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2020 4.000% due 05/01/2045	2,000	2,297
New York City Water & Sewer System, New York Revenue Bonds, Series 2020 4.000% due 06/15/2050	7,500	8,758
New York City, General Obligation Bonds, Series 2018 5.000% due 12/01/2037	2,250	2,786
New York Liberty Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035 (d)	6,505	9,156
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.000% due 12/15/2041	10,000	10,294
5.750% due 11/15/2051	44,000	45,394
New York Liberty Development Corp. Revenue Bonds, Series 2014 5.000% due 11/15/2044	4,250	4,642
New York Power Authority Revenue Bonds, Series 2020 4.000% due 11/15/2055	6,900	7,941
New York State Dormitory Authority Revenue Bonds, Series 2017
4.000% due 02/15/2047 (d)	8,000	8,896
New York State Thruway Authority Revenue Bonds, (AGM Insured), Series 2019 4.000% due 01/01/2053	1,040	1,179
New York State Thruway Authority Revenue Bonds, Series 2019 4.000% due 01/01/2053	1,305	1,464
New York State Urban Development Corp. Revenue Bonds, Series 2020 4.000% due 03/15/2039	2,500	2,904

		160,558

NORTH CAROLINA 0.4%
North Carolina Turnpike Authority Revenue Bonds, Series 2018 4.000% due 01/01/2039	3,000	3,447

NORTH DAKOTA 0.5%
Stark County, North Dakota Revenue Bonds, Series 2007 6.750% due 01/01/2033	3,710	3,718

OHIO 11.2%
Akron Bath Copley Joint Township Hospital District, Ohio Revenue Bonds, Series 2020 4.000% due 11/15/2038	1,500	1,703
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007 6.250% due 06/01/2037	15,000	16,060
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
0.000% due 06/01/2057 (c)	54,000	8,172
5.000% due 06/01/2055	15,000	16,912
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2017 4.000% due 02/15/2047 (d)	20,580	22,696
Hamilton County, Ohio Sales Tax Revenue Bonds, Series 2011 5.000% due 12/01/2030	3,900	4,005
Ohio Air Quality Development Authority Revenue Bonds, Series 2019 5.000% due 07/01/2049	1,250	1,376
Ohio State Revenue Bonds, Series 2019 4.000% due 01/01/2040	1,500	1,740
Ohio State Turnpike Commission Revenue Bonds, Series 2013 5.000% due 02/15/2048	10,000	10,895

Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	March 31, 2021 (Unaudited)

Ohio Water Development Authority Water Pollution Control Loan Fund Revenue Bonds, Series 2020 5.000% due 12/01/2050	2,500	3,183

		86,742

OKLAHOMA 0.8%
Oklahoma Development Finance Authority Revenue Bonds, Series 2018 5.500% due 08/15/2057	2,000	2,424
Oklahoma Water Resources Board Revenue Bonds, Series 2020 4.000% due 10/01/2049	3,250	3,880

		6,304

OREGON 0.2%
Medford Hospital Facilities Authority, Oregon Revenue Bonds, Series 2020 4.000% due 08/15/2050	1,500	1,694

PENNSYLVANIA 5.2%
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2020 4.000% due 04/01/2050	2,000	2,271
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2018 4.000% due 02/15/2043	4,800	5,412
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2019 5.000% due 08/15/2049	2,500	3,099
Pennsylvania Turnpike Commission Revenue Bonds, Series 2013 5.000% due 12/01/2043	10,000	11,217
Pennsylvania Turnpike Commission Revenue Bonds, Series 2021 5.000% due 12/01/2047 (a)	7,000	8,827
Philadelphia Authority for Industrial Development, Pennsylvania Revenue Bonds, Series 2017 5.500% due 12/01/2058	1,000	1,062
Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2012
5.625% due 07/01/2036	1,000	1,054
5.625% due 07/01/2042	7,000	7,362

		40,304

PUERTO RICO 4.6%
Commonwealth of Puerto Rico General Obligation Bonds, Series 2014 8.000% due 07/01/2035 ^(b)	8,100	6,379
Puerto Rico Public Buildings Authority Revenue Bonds, Series 2011 6.000% due 07/01/2041 ^(b)	2,000	1,950
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (c)	32,797	10,050
0.000% due 07/01/2051 (c)	7,070	1,565
4.750% due 07/01/2053	9,735	10,595
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019 4.784% due 07/01/2058	4,470	4,848

		35,387

RHODE ISLAND 4.3%
Narragansett Bay Commission, Rhode Island Revenue Bonds, Series 2013 4.000% due 09/01/2043 (d)	12,000	12,657
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015 5.000% due 06/01/2050	18,450	20,418

		33,075

SOUTH CAROLINA 1.4%
South Carolina Public Service Authority Revenue Bonds, Series 2013 5.500% due 12/01/2053	10,000	11,180

TENNESSEE 2.1%
Metropolitan Government Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, Series 2020 4.000% due 11/01/2055	2,000	2,070
Metropolitan Nashville Airport Authority, Tennessee Revenue Bonds, Series 2019 4.000% due 07/01/2049	2,000	2,275
Shelby County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2019 5.750% due 10/01/2059	1,550	1,524
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2023	3,000	3,244
5.000% due 02/01/2027	6,000	7,198

		16,311

TEXAS 15.8%
Clifton Higher Education Finance Corp., Texas Revenue Bonds, Series 2018 6.125% due 08/15/2048	1,750	2,015
Dallas, Texas Civic Center Revenue Bonds, (AGC Insured), Series 2009 5.250% due 08/15/2038	2,500	2,509
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2013 5.000% due 04/01/2053	21,000	23,518
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2018 5.000% due 10/01/2048 (d)	7,500	9,149

Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	March 31, 2021 (Unaudited)

Houston Community College System, Texas General Obligation Bonds, Series 2013 4.000% due 02/15/2043 (d)	10,000	10,719
Lower Colorado River Authority, Texas Revenue Bonds, Series 2019 4.000% due 05/15/2049	2,500	2,771
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2017
4.000% due 08/15/2034 (d)	700	800
4.000% due 08/15/2035 (d)	1,400	1,596
4.000% due 08/15/2036 (d)	1,330	1,512
4.000% due 08/15/2037 (d)	1,620	1,837
4.000% due 08/15/2040 (d)	1,800	2,029
North Texas Tollway Authority Revenue Bonds, Series 2011 5.500% due 09/01/2041	1,300	1,328
North Texas Tollway Authority Revenue Bonds, Series 2017
4.000% due 01/01/2043	3,590	4,017
5.000% due 01/01/2048	3,500	4,074
North Texas Tollway Authority Revenue Bonds, Series 2018 5.000% due 01/01/2048	1,000	1,187
San Antonio Public Facilities Corp., Texas Revenue Bonds, Series 2012 4.000% due 09/15/2042 (d)	10,000	10,413
San Jacinto College District, Texas General Obligation Bonds, Series 2019 5.000% due 02/15/2044	1,010	1,247
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2016 4.000% due 02/15/2047 (d)	13,600	14,799
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2017 6.750% due 11/15/2047	1,000	1,105
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008 6.250% due 12/15/2026	14,720	17,300
Texas State University System Revenue Bonds, Series 2018 4.100% due 03/15/2039 (d)	6,800	7,057
Wise County, Texas Revenue Bonds, Series 2011 8.000% due 08/15/2034	1,000	1,015

		121,997

UTAH 0.7%
Utah County, Utah Revenue Bonds, Series 2018 4.000% due 05/15/2041 (d)	3,000	3,469
Utah County, Utah Revenue Bonds, Series 2020 4.000% due 05/15/2043	1,650	1,934

		5,403

VIRGINIA 4.2%
Fairfax County, Virginia Industrial Development Authority Revenue Bonds, Series 2018 4.000% due 05/15/2048	1,000	1,130
James City County, Virginia Economic Development Authority Revenue Bonds, Series 2013
2.000% due 10/01/2048 ^(b)	412	36
6.000% due 06/01/2043	1,232	1,279
University of Virginia Revenue Bonds, Series 2018 4.000% due 08/01/2048 (d)	10,000	11,354
Virginia Commonwealth Transportation Board Revenue Bonds, Series 2018 4.000% due 05/15/2041 (d)	8,200	9,393
Virginia Small Business Financing Authority Revenue Bonds, Series 2020 4.000% due 12/01/2049	7,800	8,893

		32,085

WASHINGTON 0.7%
Snohomish County, Washington Housing Authority Revenue Bonds, Series 2019 4.000% due 04/01/2044	2,000	2,192
Washington State Convention Center Public Facilities District Revenue Bonds, Series 2018 5.000% due 07/01/2058	2,750	3,181

		5,373

WEST VIRGINIA 1.0%
Monongalia County, West Virginia Commission Special District Revenue Bonds, Series 2017 5.500% due 06/01/2037	2,000	2,153
West Virginia Economic Development Authority Revenue Bonds, Series 2017 4.000% due 06/15/2040 (d)	2,000	2,227
West Virginia State General Obligation Bonds, Series 2019 5.000% due 12/01/2041	2,500	3,156

		7,536

WISCONSIN 5.3%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2017 7.000% due 01/01/2050	4,500	4,166
Public Finance Authority, Wisconsin Revenue Bonds, Series 2018
6.375% due 01/01/2048	4,000	3,274
7.000% due 07/01/2048	1,000	1,091
Public Finance Authority, Wisconsin Revenue Bonds, Series 2020 0.000% due 01/01/2060 (c)	15,000	1,312
Public Finance Authority, Wisconsin Revenue Bonds, Series 2021 4.000% due 07/01/2056	1,100	1,213

Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	March 31, 2021 (Unaudited)

Public Finance Authority, Wisconsin Revenue Notes, Series 2017 6.250% due 08/01/2027	1,000	1,088
Wisconsin Center District Revenue Bonds, (AGM Insured), Series 2020 0.000% due 12/15/2050 (c)	21,000	7,442
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016 4.000% due 11/15/2046	15,585	17,526
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2017 4.000% due 08/15/2042 (d)	3,000	3,397

		40,509

Total Municipal Bonds & Notes (Cost $1,205,053)		1,322,193

SHORT-TERM INSTRUMENTS 1.5%
REPURCHASE AGREEMENTS (f) 1.5%		11,593

Total Short-Term Instruments (Cost $11,593)		11,593

Total Investments in Securities (Cost $1,216,646)		1,333,786

Total Investments 172.9% (Cost $1,216,646)		$1,333,786
Auction Rate Preferred Shares (38.7)%		(298,275)
Variable Rate MuniFund Term Preferred Shares, at liquidation value (8.9)%		(68,629)
Other Assets and Liabilities, net (25.3)%		(195,535)

Net Assets Applicable to Common Shareholders 100.0%		$771,347

Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	March 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

	¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

	^						Security is in default.
	(a)						When-issued security.
	(b)						Security is not accruing income as of the date of this report.
	(c)						Zero coupon security.
	(d)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction.

	(e)						RESTRICTED SECURITIES:
Issuer Description	Coupon			Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders

Federal Home Loan Mortgage Corp. Enhanced Receipt, New Jersey Revenue Bonds, Series 2019	3.870%			11/15/2035	10/26/2020	$7,834	$7,770	1.01%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
	(f)						REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received

FICC	0.000%	03/31/2021	04/01/2021	$11,593	U.S. Treasury Notes 0.125% due 03/31/2023	$(11,825)	$11,593	$11,593

Total Repurchase Agreements						$(11,825)	$11,593	$11,593

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1	Level 2	Level 3	Fair Value at 03/31/2021

Investments in Securities, at Value
Municipal Bonds & Notes
	Alabama			$0	$60,180	$0	$60,180
	Arizona			0	76,187	0	76,187
	California			0	51,354	0	51,354
	Colorado			0	29,970	0	29,970
	Connecticut			0	10,117	0	10,117
	District of Columbia			0	3,927	0	3,927
	Florida			0	35,957	0	35,957
	Georgia			0	40,969	0	40,969
	Illinois			0	137,373	0	137,373
	Indiana			0	3,972	0	3,972
	Iowa			0	12,274	0	12,274
	Kansas			0	5,993	0	5,993
	Louisiana			0	31,176	0	31,176
	Maine			0	5,114	0	5,114
	Maryland			0	19,329	0	19,329
	Massachusetts			0	45,018	0	45,018
	Michigan			0	40,725	0	40,725
	Minnesota			0	4,264	0	4,264
	Mississippi			0	40	0	40
	Missouri			0	12,231	0	12,231
	Nevada			0	13,188	0	13,188
	New Jersey			0	71,212	0	71,212
	New York			0	160,558	0	160,558
	North Carolina			0	3,447	0	3,447
	North Dakota			0	3,718	0	3,718
	Ohio			0	86,742	0	86,742
	Oklahoma			0	6,304	0	6,304
	Oregon			0	1,694	0	1,694
	Pennsylvania			0	40,304	0	40,304
	Puerto Rico			0	35,387	0	35,387
	Rhode Island			0	33,075	0	33,075
	South Carolina			0	11,180	0	11,180
	Tennessee			0	16,311	0	16,311
	Texas			0	121,997	0	121,997

Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	March 31, 2021 (Unaudited)

Utah	0	5,403	0	5,403
Virginia	0	32,085	0	32,085
Washington	0	5,373	0	5,373
West Virginia	0	7,536	0	7,536
Wisconsin	0	40,509	0	40,509
Short-Term Instruments
Repurchase Agreements	0	11,593	0	11,593

Total Investments	$0	$1,333,786	$0	$1,333,786

There were no significant transfers into or out of Level 3 during the period ended March 31, 2021.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund's shares, is determined by dividing the total value of portfolio investments and other assets, less any liabilities, attributable to the Fund by the total number of shares outstanding of the Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Fund generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Fund reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund's approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Fund's investments in open-end management investment companies, other than exchange-traded funds, are valued at the NAVs of such investments.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Fund’s Board of Trustees (the “Board”) or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund's securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Manager, the responsibility for monitoring significant events that may materially affect the values of the Fund's securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information

Notes to Financial Statements (Cont.)

regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of March 31, 2021, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
FICC	Fixed Income Clearing Corporation

Currency Abbreviations:
USD (or $)	United States Dollar

Municipal Bond or Agency Abbreviations:
AGC	Assured Guaranty Corp.	AMBAC	American Municipal Bond Assurance Corp.	NPFGC	National Public Finance Guarantee Corp.
AGM	Assured Guaranty Municipal	CR	Custodial Receipts

Other Abbreviations:
TBA	To-Be-Announced